Prospectus Supplement
John Hancock Bond Trust
John Hancock Investment Grade Bond Fund (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA  will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Bond Trust
John Hancock Short Duration Bond Fund (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Bond Trust
John Hancock Sovereign Bond Fund
John Hancock Strategic Series
Supplement dated October 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
John Hancock Bond Fund
John Hancock Investment Grade Bond Fund
John Hancock Short Duration Bond Fund (the funds)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds' portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the SAI.
John Hancock Income Fund (the fund)
Effective October 30, 2025 (the Effective Date), David A. Bees, CFA and Christopher Smith, CFA, CAIA are added as portfolio managers of the fund. Christopher M. Chapman, CFA, Thomas C. Goggins, Brad Lutz, CFA, and Kisoo Park will continue to serve as portfolio managers of the fund, and together with David A. Bees, CFA and Christopher Smith, CFA, CAIA will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following information regarding David A. Bees, CFA and Christopher Smith, CFA, CAIA supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information for each portfolio manager as of August 31, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David A. Bees, CFA	4	$7,364.81	0	$0	0	$0
Christopher Smith CFA, CAIA	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
David A. Bees, CFA	0	$0	0	$0	0	$0
Christopher Smith CFA, CAIA	0	$0	0	$0	0	$0
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by each portfolio manager as of August 31, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned
David A. Bees, CFA[1]	$1–$10,000
Christopher Smith, CFA, CAIA[2]	$10,001–$50,000
1As of August 31, 2025, David A. Bees, CFA beneficially owned $1–$10,000 of the fund.
2As of August 31, 2025, Christopher Smith, CFA, CAIA beneficially owned $10,001–$50,000 of the fund.
In addition, Effective September 30, 2026, Kisoo Park will no longer serve as a portfolio manager of the fund. Christopher M. Chapman, CFA, David A. Bees, CFA, Thomas C. Goggins, Brad Lutz, CFA, and Christopher Smith, CFA, CAIA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of September 30, 2026, all references to Mr. Park will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.